Shareholders' Equity	12 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Treasury Shares
At June 30, 2013, 596 shares of the Company’s common stock held as treasury shares were restricted as collateral under escrow arrangements relating to change in control and director and officer indemnification agreements.
Accumulated Other Comprehensive Income (Loss)
Changes in the accumulated other comprehensive income (loss) for the year ended June 30, 2013, is comprised of the following:

	Foreign currency translation adjustment	Unrealized gain (loss) on securities available for sale	Postemployment benefits	Total Accumulated other comprehensive income (loss)
Balance at June 30, 2012	$1,718	$(58)	$(6,229)	$(4,569)
Other comprehensive income (loss)	(1,358)	6	1,967	615
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	533	533
Net current-period other comprehensive income (loss), net of taxes	(1,358)	6	2,500	1,148
Balance at June 30, 2013	$360	$(52)	$(3,729)	$(3,421)

Other Comprehensive Income (Loss)
Details of other comprehensive income (loss) are as follows:

Year Ended June 30,	2013			2012			2011
	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount	Pre-Tax Amount	Tax Expense (Benefit)	Net Amount
Foreign currency translation adjustments	$(1,358)	$—	$(1,358)	$(14,471)	$—	$(14,471)	$10,011	$(264)	$10,275
Postemployment benefits:
Actuarial gain (loss) on remeasurement	3,153	1,186	1,967	(5,028)	(1,954)	(3,074)	(930)	(435)	(495)
Reclassification of actuarial losses and prior service cost into SD&A expense and included in net periodic pension costs	872	339	533	1,123	432	691	2,214	850	1,364
Impact of reduction in postemployment benefit liability (as forecasted salary increases will not be realized) due to a plan curtailment	—	—	—	8,860	3,411	5,449	—	—	—
Reclassification of prior service cost into SD&A expense upon plan curtailment	—	—	—	3,117	1,200	1,917	—	—	—
Unrealized gain (loss) on investment securities available for sale	10	4	6	(220)	(80)	(140)	(84)	(31)	(53)
Unrealized loss on cash flow hedges	—	—	—	—	—	—	(266)	(82)	(184)
Reclassification of interest from cash flow hedge into interest expense	—	—	—	—	—	—	316	116	200
Other comprehensive income (loss)	$2,677	$1,529	$1,148	$(6,619)	$3,009	$(9,628)	$11,261	$154	$11,107

Net Income Per Share
The following is a computation of basic and diluted earnings per share:

Year Ended June 30,	2013	2012	2011
Net Income	$118,149	$108,779	$96,759
Average Shares Outstanding:
Weighted-average common shares outstanding for basic computation	42,060	42,139	42,433
Dilutive effect of potential common shares	482	684	821
Weighted-average common shares outstanding for dilutive computation	42,542	42,823	43,254
Net Income Per Share — Basic	$2.81	$2.58	$2.28
Net Income Per Share — Diluted	$2.78	$2.54	$2.24

Stock appreciation rights and options relating to the acquisition of 212, 140 and 176 shares of common stock were outstanding at June 30, 2013, 2012 and 2011, respectively, but were not included in the computation of diluted earnings per share for the fiscal years then ended as they were anti-dilutive.